8. Notes Payable - Related Parties	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Notes Payable - Related Parties
Notes Payable - Related Parties

Note 8 – Notes Payable – Related Parties

In August 2011, we entered into an unsecured loan from John Power, the Company’s Director, evidenced by a $20,000 promissory note. The promissory note bears interest at 6% per annum and is payable on demand with thirty days’ notice from the lender. During 2014, the Company made payments totaling $5,000 to pay down the principal balance of the note. Effective December 31, 2017, the interest rate on the note increased to 12% per annum. At both September 30, 2018 and December 31, 2017, the note balance was $15,000. At September 30, 2018 and December 31, 2017, interest totaling $1,346 and $1,576, respectively, was accrued on this note payable and is included in Accrued interest – related parties on the accompanying consolidated balance sheets.

In January 2014, we entered into an additional unsecured loan from Mr. Power, evidenced by a $50,000 promissory note. The promissory note bears interest at 6.75% per annum and is payable on demand with thirty days’ notice from the lender. Effective December 31, 2017, the interest rate on the note increased to 12% per annum. At September 30, 2018 and December 31, 2017, interest totaling $4,488 and $6,249, respectively, was accrued on this note payable and is included in Accrued interest – related parties on the accompanying consolidated balance sheets. At both September 30, 2018 and December 31, 2017, the note balance was $50,000.

On May 31, 2017 we entered into three short-term notes with Mr. Gibbs, Dr. Carson and Mr. Power in the principal amounts of $100,000, $25,000 and $25,000, respectively. The notes bear interest at 6% and matured on November 15, 2017. A total of $3,760 and $4,512 of interest is accrued on these notes as of September 30, 2018 and December 31, 2017, respectively. The note balances were subsequently rolled into the Series 2017 Notes.

On June 30, 2017 we entered into an additional secured loan for advances from Mr. Power and evidenced by a $125,000 promissory note. The promissory note bears interest at 6% per annum and matured on December 31, 2017 and is currently in default. Effective December 31, 2017, the interest rate on the note increased to 12% per annum. The note is collateralized by our investment in Rio Silver shares and warrants. At both September 30, 2018 and December 31, 2017, the note balance was $125,000. A total of $11,219 and $3,781 of interest is accrued on these notes as of September 30, 2018 and December 31, 2017, respectively and is included in Accrued interest – related parties on the accompanying consolidated balance sheets.

On November 30, 2017 we entered into a series of secured promissory notes (“Series 2017 Notes”) with both related and unrelated parties in the aggregate amount of $1,155,000, including financing fees of $105,000 recorded as a discount to the notes.

Net proceeds on the issuance after reducing for the transfers previously listed total $900,000. The notes are secured by a stock pledge agreement covering 100% of the outstanding common stock of Magellan Acquisition Corporation, bear interest at 10% and mature on December 31, 2018.

The total of portion of the Series 2017 Notes from related parties totaled $1,045,000, including financing fees of $95,000 recorded as discount to the notes. Mr. Gibbs, Dr. Carson, and Mr. Power transferred $100,000, $25,000, and $25,000, respectively, from the May 31, 2017 short term related party notes into the Series 2017 Notes. As of September 30, 2018 the balance on the Series 2017 Notes from related parties, net of unamortized discount of $22,071, is $1,022,929 with accrued interest of $87,036. As of December 31, 2017, the balance on the Series 2017 Notes from related parties, net of unamortized discount of $87,563, is $957,437 with accrued interest of $8,875.

During the nine months ended September 30, 2018 $65,492 of debt discount related to the above notes was amortized to interest expense.

Note 9 – Notes Payable – Related Parties

In August 2011, we entered into an unsecured loan from John Power, the Company’s Chief Financial Officer, evidenced by a $20,000 promissory note. The promissory note bears interest at 6% per annum and is payable on demand with thirty days’ notice from the lender. During 2014, the Company made payments totaling $5,000 to pay down the principal balance of the note.  At both December 31, 2017 and December 31, 2016, the note balance was $15,000. At December 31, 2017 and December 31, 2016, interest totaling $1,576 and $676, respectively, was accrued on this note payable and is included in Accrued interest – related parties on the accompanying consolidated balance sheets.

In January 2014, we entered into an additional unsecured loan from Mr. Power, evidenced by a $50,000 promissory note. The promissory note bears interest at 6.75% per annum and is payable on demand with thirty days’ notice from the lender. At December 31, 2017 and December 31, 2016, interest totaling $6,249 and $2,874, respectively, was accrued on this note payable and is included in Accrued interest – related parties on the accompanying consolidated balance sheets. At both December 31, 2017 and December 31, 2016, the note balance was $50,000.

During the third quarter of 2016, we entered into an additional unsecured loan from Mr. Power, evidenced by a $35,000 promissory note that was subsequently paid in full during the fourth quarter of 2016. At December 31, 2016, unpaid accrued interest of $382 remained on this note and was included in Accrued interest – related parties on the accompanying consolidated balance sheet at December 31, 2016. The remaining accrued interest of $382 was paid to Mr. Power during 2017.

On May 31, 2017 we entered into three short-term notes with Mr. Gibbs, Dr. Carson and Mr. Power in the principal amounts of $100,000, $25,000 and $25,000, respectively. The notes bear interest at 6% and matured on November 15, 2017. The notes were subsequently rolled into the Series 2017 Notes described below. As of December 31, 2017 a total of $3,008 of interest is accrued on these notes.

On June 30, 2017 we entered into an additional secured loan for advances from Mr. Power and evidenced by a $125,000 promissory note. The promissory note bears interest at 6% per annum and matured on December 31, 2017. The maturity date of the promissory note was not extended and therefore the promissory note is currently in default. The outstanding balance on the note at December 31, 2017 is $125,000. As of December 31, 2017, accrued interest on the note is $3,781. The note is secured by a pledge of the Company's portfolio of Rio Silver Common Stock and Warrants.

On November 30, 2017 we entered into a series of secured promissory notes (“Series 2017 Notes”) with related parties in the aggregate amount of $1,155,000, including financing fees of $105,000 recorded as a discount to the notes. Mr. Gibbs, Dr. Carson, and Mr. Power transferred $100,000, $25,000, and $25,000, respectively, from the May 31, 2017 short term related party notes into the Series 2017 Notes. Additionally, Mr. Power transferred $53,000 from related party advances. Net proceeds on the issuance after reducing for the transfers listed total $847,000. The notes are secured by a stock pledge agreement covering 100% of the outstanding common stock of Magellan Acquisition Corporation, bear interest at 10% and mature on December 31, 2018. As of December 31, 2017 the balance on the notes and accrued interest is $1,058,220 and $9,810, respectively.